Income taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 715	$ 958	$ 789
Additions for tax positions related to current year	63	64	118
Additions for tax positions related to prior years	52	178	108
Reductions for tax positions related to prior years	(31)	(266)	(30)
Reductions for settlements	(15)	(191)	0
Reductions for expiration of statute of limitations	(25)	(28)	(27)
Unrecognized tax benefits, ending	759	715	958
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	726	669	835
Interest and penalties, recognized	7	(114)	39
Interest and penalties, accrued	$ 59	$ 134	$ 240
Length of time tax year subject to examination, minimum	3 years
Length of time tax years subject to examination, maximum	8 years